Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Noncurrent provisions	$ 2,936	$ 3,296
Current provisions	236	329
Total provisions	$ 3,172	$ 3,625	$ 4,843